Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
Current assets
Cash and cash equivalents	$ 5,906,176	$ 212,912	$ 4,113,651
Current financial assets at fair value through profit or loss	359,960	12,976	53,120
Current financial assets at amortized cost	29,239	1,054	206,482
Current contract assets	400,255	14,429	389,016
Notes receivable, net	1,035	37	599
Accounts receivable, net	6,344,246	228,704	5,364,156
Other receivables	86,879	3,132	51,436
Current tax assets	389	14
Inventories	3,207,177	115,616	2,102,075
Prepayments	149,947	5,405	75,568
Total current assets	16,485,303	594,279	12,356,103
Non-current assets
Non-current financial assets at fair value through profit or loss			10,368
Non-current financial assets at fair value through other comprehensive income	384,521	13,862	262,007
Non-current financial assets at amortized cost	37,539	1,353	48,319
Investments accounted for using equity method	3,900,449	140,608	3,271,677
Property, plant and equipment, net	20,111,121	724,986	17,994,686
Right-of-use assets	835,805	30,130	859,069
Deferred tax assets	180,598	6,510	185,691
Refundable deposits	21,278	767	21,186
Other non-current assets	565,970	20,403	71,708
Total non-current assets	26,037,281	938,619	22,724,711
Total assets	42,522,584	1,532,898	35,080,814
Current liabilities
Short-term bank loans	731,751	26,379
Notes payable	23	1	2,899
Accounts payable	1,012,391	36,496	966,821
Other payables	4,378,439	157,838	3,249,403
Current tax liabilities	1,041,520	37,546	580,430
Current provisions	4,281	154	3,463
Current lease liabilities	169,782	6,121	132,549
Receipts in advance			10,790
Long-term bank loans, current portion	46,826	1,688	748,353
Current refund liabilities	9,849	355	9,864
Other current liabilities	14,221	513	21,059
Total current liabilities	7,409,083	267,091	5,725,631
Non-current liabilities
Long-term bank loans	9,366,539	337,655	6,985,212
Deferred tax liabilities	278,177	10,028	310,427
Non-current lease liabilities	681,469	24,566	737,946
Long-term deferred revenue	120,188	4,333	72,438
Net defined benefit liability, non-current	503,288	18,143	511,651
Guarantee deposits	21,625	779	21,670
Total non-current liabilities	10,971,286	395,504	8,639,344
Total liabilities	18,380,369	662,595	14,364,975
Equity attributable to equity holders of the Company
Capital stock	7,272,401	262,163	7,272,401
Capital surplus	6,055,621	218,299	6,050,787
Retained earnings
Legal reserve	2,070,505	74,640	1,837,894
Special reserve			19,802
Unappropriated retained earnings	8,521,848	307,204	5,401,569
Other equity interest	221,840	7,997	133,386
Total equity	24,142,215	870,303	20,715,839
Total liabilities and equity	$ 42,522,584	$ 1,532,898	$ 35,080,814